Lease liabilities - Lease payments expensed (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Short-term leases	R 41	R 22	R 17
Leases of low value assets	56	39	83
Variable lease payments	301	29	11
Total	R 398	R 90	R 111